Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
Schedule of employee benefit plan expenses

Our consolidated statements of operations include expenses in connection with employee benefit plans, as follows for the years ended December 31 (in thousands):

	2013	2012	2011
Cloud Peak Energy defined contribution retirement plans	$13,495	$12,550	$12,496
Cloud Peak Energy retiree medical plan	8,399	7,212	5,602
	21,894	19,762	18,098

Decker pension plan	1,248	889	672
Total	$23,142	$20,651	$18,770

Schedule of total contributions during the period to defined contribution retirement plans	Total contributions for the years ended December 31 are as follows (in thousands):
	2013	2012	2011
Contributions	$13,495	$12,550	$12,496

Schedule of components of net periodic postretirement benefit cost

Net periodic postretirement benefit costs included the following components (in thousands):

	2013	2012	2011
Service cost	$4,951	$4,213	$3,016
Interest cost	1,674	1,424	1,281
Amortization of prior service cost	1,775	1,575	1,305
Net periodic postretirement benefit cost	$8,399	$7,212	$5,602

Schedule of changes in accumulated postretirement benefit obligation ("APBO")

Annually, we remeasure and adjust the liability for the accumulated postretirement benefit obligation (“APBO”).  Changes in the APBO include the following components (in thousands):

	2013	2012	2011
Beginning Balance	$43,393	$33,166	$23,271
Current period service costs	4,951	4,213	3,015
Interest costs	1,674	1,424	1,282
Plan amendment	(2,671)	—	—
Change in actuarial assumptions	(8,175)	4,590	5,598
Ending Balance	39,172	43,393	33,166
Less current portion	311	231	37
Long-term APBO	$38,862	$43,162	$33,129

Schedule of assumptions in the measurement of the APBO

We used the following assumptions in the measurement of the APBO for the years ended December 31:

	2013	2012	2010
Discount rate	4.76%	3.87%	4.30%
Health care cost trend rate assumed for next year	7.00%	7.50%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2018	2018	2018

Schedule of estimated future benefit payments under the Retiree Medical Plan, net of estimated employee contributions

Our estimated future benefit payments under the Retiree Medical Plan, which are net of estimated employee contributions and reflect expected future service, are as follows for the years ended December 31 (in thousands):

2014	$311
2015	508
2016	782
2017	1,136
2018	1,566
2019 — 2023	15,034